Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	LIFE 2022-BMR2 Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 22 April 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 April 2022

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain promissory notes, evidencing a two-year, componentized, interest-only floating-rate mortgage loan, subject to three successive 12-month extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured by, among other things, first lien mortgages and deeds of trust on the borrowers’ fee and leasehold interests in 23 laboratory and office properties and one multifamily property located in Massachusetts, California, Colorado and Washington (collectively, the “Mortgaged Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Properties that is expected to be as of 9 May 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Pmt Date,
b.	Maturity Date and
c.	Fully Extended Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Term and
ii.	Original Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term and
c.	Original Term Extended,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term and
ii.	Remaining Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and
b.	Use the “1st Mortgage Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Mortgaged Property as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	Principal balance of the Mortgage Loan and each Mortgaged Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the 1st Mortgage SOFR Floor, as shown on the Final Data File, and the SOFR assumption of 0.60000% provided by the Depositor, we recalculated the “Effective SOFR 1st Mortgage” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Effective SOFR 1st Mortgage and
b.	1st Mortgage Margin,

as shown on the Final Data File, we recalculated the “1st Mortgage Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	1st Mortgage Margin and
b.	SOFR Cap,

as shown on the Final Data File, we recalculated the “1st Mortgage Cap Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

11.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage Debt Service at SOFR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at SOFR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

12.	Using the:
a.	1st Mortgage Current Balance,
b.	Collateral SF,
c.	1st Mortgage Balloon Balance,
d.	UW NOI,
e.	UW NCF,
f.	Appraised Portfolio Value and
g.	"As-is" Individual Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Current Balance / Square Foot,
ii.	1st Mortgage LTV,
iii.	1st Mortgage Maturity LTV,
iv.	1st Mortgage UW NOI Debt Yield,
v.	1st Mortgage UW NCF Debt Yield and
vi.	Appraised Value / Square Foot

of the Mortgage Loan and, with respect to i. and vi. above, of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 6

12. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in ii. through v. above to the nearest 1/10th of one percent,
b.	Recalculate the characteristics listed in ii. and iii. above using the “Appraised Portfolio Value” characteristic and
c.	Recalculate the characteristic listed in vi. above using the “"As-is" Individual Appraised Value” characteristic.

13.	Using the:
a.	1st Mortgage Debt Service at SOFR,
b.	1st Mortgage Debt Service at Cap,
c.	UW NOI and
d.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at SOFR,
ii.	1st Mortgage UW NCF DSCR at SOFR,
iii.	1st Mortgage UW NOI DSCR at Cap and
iv.	1st Mortgage UW NCF DSCR at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through iv. above to two decimal places.

14.	Using the:
a.	Collateral SF,
b.	Largest Tenant Leased SF,
c.	2nd Largest Tenant Leased SF and
d.	3rd Largest Tenant Leased SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NSF,
ii.	2nd Largest Tenant % of NSF and
iii.	3rd Largest Tenant % of NSF

of each Mortgaged Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

16.	Using the “1st Mortgage Current Balance,” as shown on the Final Data File, we recalculated the “% of Pool Balance” of the Mortgage Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	21 April 2022

Promissory Notes (see Note 1)	21 April 2022

Allocated Loan Amount Schedule	19 April 2022

DACA Agreement (see Note 1)	21 April 2022

Cash Management Agreement (see Note 1)	21 April 2022

Interest Rate Cap Bid Package (see Note 1)	21 April 2022

Guaranty Agreement (see Note 1)	21 April 2022

Environmental Indemnity Agreement (see Note 1)	21 April 2022

Non-Consolidation Opinion (see Note 1)	21 April 2022

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	1 February 2022

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	Various

Phase I Environmental Reports	Various

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 April 2022

Exhibit 1 to Attachment A Page 2 of 2

Mortgaged Property Source Documents (continued)

Source Document Title	Source Document Date

Management Agreements	Various

Pro Forma Title Policies	Not Dated

Lease Estoppels	Various

Ground Lease	Various

Ground Lease Amendment	Various

Ground Lease Summary	Various

Life Sciences Market Reports	Various

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.com)
Primary Type	Appraisal Report
Secondary Type	Appraisal Report
Year Built	Appraisal Report
Latest Renovation	Appraisal Report or Engineering Report
Market	Underwriter’s Summary Report
Submarket	Appraisal Report
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

"As-is" Individual Appraised Value (see Note 14)	Appraisal Report
"As-is" Value Date	Appraisal Report
Appraised Portfolio Value (see Note 15)	Portfolio Appraisal Report
Appraised Portfolio Value Date (see Note 15)	Portfolio Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Material Recognized Environmental Concern (Y/N)	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Date of Engineering Report (see Note 13)	Engineering Report
Engineering Firm (see Note 13)	Engineering Report
Located in Seismic Zone (Yes/No) (see Notes 2 and 13)	Engineering Report
Date of Seismic Report (see Notes 3 and 13)	Seismic Report
Seismic Firm (see Notes 3 and 13)	Seismic Report
PML (%) (see Notes 3 and 13)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 7

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TILC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Ongoing Tax Escrow	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Initial Deferred Maintenance Reserve	Mortgage Loan Agreement
Ongoing Required Replacement Reserves	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Initial TI/LC Reserve	Mortgage Loan Agreement
Ongoing Required TI/LC	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Initial Debt Service Reserve	Mortgage Loan Agreement
Initial Other Reserve	Mortgage Loan Agreement
Initial Other Reserve Description	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Description	Mortgage Loan Agreement
Initial Free Rent Reserve	Mortgage Loan Agreement
Directs Investment (Borrower or Lender)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Interest Goes to Borrower? RE Tax	Mortgage Loan Agreement
Interest Goes to Borrower? Insurance	Mortgage Loan Agreement
Interest Goes to Borrower? Replacement Reserves	Mortgage Loan Agreement
Interest Goes to Borrower? TI/LC	Mortgage Loan Agreement
Interest Goes to Borrower? Immediate Repairs	Mortgage Loan Agreement
Interest Goes to Borrower? Other Escrows	Mortgage Loan Agreement
Interest Goes to Borrower? Free Rent	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
1st Mortgage Original Balance	Allocated Loan Amount Schedule
1st Mortgage Margin	Mortgage Loan Agreement
1st Mortgage SOFR Floor	Mortgage Loan Agreement
SOFR Setting	Mortgage Loan Agreement
SOFR Reset Frequency	Mortgage Loan Agreement
SOFR Cap	Mortgage Loan Agreement
SOFR Cap Expiration	Interest Rate Cap Bid Package
Borr. Legal Name	Mortgage Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Payment Day	Mortgage Loan Agreement
Interest Accrual Begin	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Loan Type	Mortgage Loan Agreement
First Pmt Date (see Note 12)	Mortgage Loan Agreement
1st. IO Date (see Note 12)	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Option	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Spread Step	Mortgage Loan Agreement
Fully Extended Maturity	Mortgage Loan Agreement
Aggregate Extension Options	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepay Description (see Note 6)	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Partial Prepay Permitted (Provisions) (see Note 6)	Mortgage Loan Agreement
Penalty Period (see Notes 6 and 7)	Mortgage Loan Agreement
Open Period (see Notes 6 and 7)	Mortgage Loan Agreement
Prepay Penalty Start Date (see Notes 6, 7 and 8)	Mortgage Loan Agreement
Prepay Penalty End Date (see Notes 6, 7 and 9)	Mortgage Loan Agreement
Grace Days Default	Mortgage Loan Agreement
Grace Days Late Fee	Mortgage Loan Agreement
Default Rate	Mortgage Loan Agreement
Late Fee	Mortgage Loan Agreement
SPE	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Fee Simple / Leasehold (see Note 13)	Pro Forma Title Policy
Ground Lease	Ground Lease
Fully Extended Ground Lease Exp.	Ground Lease Amendment
LockBox Type (see Note 10)	Mortgage Loan Agreement
Cash Management (see Note 11)	Mortgage Loan Agreement
Excess Cash Trap Trigger	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Located in Seismic Zone (Yes/No)” characteristic, the Depositor instructed us to use “Yes” only for the Mortgaged Properties located in seismic zones 3 or 4, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicated the Mortgaged Property is located in seismic zones 1 or 2, the Depositor instructed us to use “No” for the “Located in Seismic Zone (Yes/No)” characteristic.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Mortgaged Property that contains a seismic report Source Document in the related loan file. For any Mortgaged Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion(s) of the Mortgage Loan, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

9.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

11.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

12.	For the purpose of comparing the “First Pmt Date” and “1st. IO Date” characteristics, the Depositor instructed us to assume that the “First Pmt Date” and “1st. IO Date” is the “Payment Day” related to the first full interest accrual period, as shown in the applicable Source Document(s).

13.	For any Mortgaged Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgaged Property	Characteristic	Provided Value

Summers Ridge Ground Lease	Date of Seismic Report	NAP
	Seismic Firm	NAP
	Located in Seismic Zone (Yes/No)	No
	PML (%)	NAP
	Date of Engineering Report	NAP
	Engineering Firm	NAP

Pacific Research Center (PRC)	Fee Simple / Leasehold	Fee

10255 Science Center Drive	Fee Simple / Leasehold	Fee

Bayside Towers	Fee Simple / Leasehold	Fee

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

14.	For the purpose of comparing the “"As-is" Individual Appraised Value” for the Mortgaged Properties identified on the Preliminary Data File as “301 Binney Street” and “Flatiron Park,” the Depositor instructed us to sum the respective individual “As Is” valuations, as shown in the applicable Source Document(s).

15.	For the purpose of comparing the “Appraised Portfolio Value” and “Appraised Portfolio Value Date” characteristics, the Depositor instructed us to use the appraised value and date shown in the portfolio appraisal report Source Document that is associated with the “Appraised Portfolio Value Type,” as shown on the Preliminary Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

ID
Loan Flag
Prop Flag
Loan Name
Property Name
Loan Seller
Properties per Loan
Appraised Portfolio Value Type
Date of Phase II Report
Most Recent Financial Statement Date
Most Recent EGI
Most Recent Expenses
Most Recent NOI
Most Recent Replacement Reserves
Most Recent TILC
Most Recent NCF
Lockout Period
Lockout Exp Date
1st Amortization Date
Note Date
Loan Purpose
SOFR Cap Provider
SOFR Cap Guarantor Ratings (S/M/F)
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
Operating Advisor Fee
CREFC Fee
Debt Service Check

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.